OTHER ASSETS AND OTHER LIABILITIES, Components of Other Assets and Other Liabilities (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Financial instruments: [Abstract]
Receivables	[1]	S/ 1,523,052		S/ 1,449,079
Derivatives receivable	[2]	987,663		1,478,726
Receivables from sale of investments	[3]	411,599		142,765
Operations in process	[4]	137,952		155,568
Financial instruments		3,060,266		3,226,138
Non-financial instruments: [Abstract]
Deferred fees	[5]	1,197,457		908,399
Investment in associates	[6]	748,663		726,993
Investment properties, net	[7]	565,274		548,558
Income tax prepayments, net		348,578		186,372
Adjudicated assets, net		107,562		136,079
Improvements in leased premises		100,919		71,747
VAT (IGV) tax credit		86,661		58,329
Others		9,237		9,056
Others Non-financial Assets		3,164,351		2,645,533
Total		6,224,617		5,871,671	[8]	S/ 6,199,844	[8]
Financial instruments: [Abstract]
Accounts payable	[9]	2,367,204		2,058,229
Salaries and other personnel expenses		1,082,059		930,622
Derivatives payable	[2]	891,999		1,345,665
Accounts payable for acquisitions of investments	[3]	448,046		153,681
Allowance for indirect loan losses, Note 7	[2]	368,029		658,584
Operations in process	[4]	258,197		89,480
Dividends payable		62,976		73,607
Other financial liabilities		5,478,510		5,309,868
Non-financial instruments: [Abstract]
Taxes		727,052		1,062,691
Provision for sundry risks		661,737	[10]	624,149	[10]	614,012		S/ 514,382
Others		126,392		192,344
Non financial liabilities		1,515,181		1,879,184
Total other liabilities		S/ 6,993,691		S/ 7,189,052	[8]	S/ 6,444,097	[8]

[1]	As of December 31, 2023, the balance is mainly composed of accounts receivable from Niubiz, margin call of operations with derivates, for sale of goods and services, accounts receivable for the sale of foreign currency, operations to be settled, funds restricted by Central Bank of Reserve of Bolivia, works for taxes, accounts paid by third parties, commissions receivable, payment protection insurance premium receivable, accounts receivable from clients for stock market operations, advances to personnel, dividends receivable, rents, among others. As of December 31, 2022, the balance mainly comprises funds restricted by the Central Reserve Bank of Bolivia, margin call of operations with derivatives, taxes receivable, accounts receivable from the sale of deferred foreign currency, protection insurance premium of payments receivable, works for taxes, accounts paid by third parties, accounts receivable for the sale of goods and services, commissions receivable, receivable from clients for stock market operations, advances to personnel, operations to settle rents receivable, dividends for charge, among others.
[2]	The risk in derivative contracts arises from the possibility of the counterparty failing to comply with the terms and conditions agreed and that the reference rates at which the transactions took place change.
[3]	As of December 31, 2023 and 2022, corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled during the first days of the following month.
[4]	Transactions in process include deposits received, granted and collected loans, funds transferred and other similar types of transactions, which are made in the final days of the month and not reclassified to their final accounts in the interim condensed consolidated statement of financial position until the first days of the following month. The regularization of these transactions does not affect the Group’s net income.
[5]	As of December 31, 2023, the balance corresponds mainly to the payment in advance in favor of Latam Airlines Group S.A. Perú Branch for US$169.7 million, equivalent to S/629.5 million, (US$128.0 million, equivalent to S/488.4 million as of December 31, 2022) on account of the Latam Pass Miles that the Bank has been crediting to its clients for the use of credit and debit cards, and other financial products BCP Latam Pass. Customers can use these miles directly with Latam to exchange tickets, goods or services offered by them.
[6]	Credicorp’s principal associate is Pacífico S.A Entidad Prestadora de Salud (Pacífico EPS), whose balance amounts to S/686.6 million and S/627.9 million as of December 31, 2023 and 2022, respectively.
[7]	Investment properties -
[8]	See note 3(b).
[9]	As of December 31, 2023, and 2022, the balance corresponds mainly to accounts payable to suppliers, accounts payable to client investors in stock exchange, for accounts payable to policyholders, account payable to intermediaries, accounts payable for premiums to the deposit insurance fund, dividend payable to minor shareholders, accounts payable for foreign exchange sale, interbank operations to be settled with the BCRP, among others.
[10]	The movement of the provision for sundry risks for the years ended December 31, 2023, 2022 and 2021 was as follows: